Share Based Compensation - Summary of Executive Performance Stock Plan Targets (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Executive Performance Stock Plan Targets [line items]
Growth (Net sales growth)	kr 246.9
Margin (Operating income growth)1)	kr 24.8
Bottom of range [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Compound annual growth rate, Growth (Net sales growth)		2.00%
Margin (Operating income growth)1)		5.00%
Top of range [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Compound annual growth rate, Growth (Net sales growth)		6.00%
Margin (Operating income growth)1)		15.00%
Top of range [member] | Year 1 [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Cash flow (Cash conversion)		70.00%
Top of range [member] | Year 2 [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Cash flow (Cash conversion)		70.00%
Top of range [member] | Year 3 [member]
Disclosure of Executive Performance Stock Plan Targets [line items]
Cash flow (Cash conversion)		70.00%